SHARE OPTIONS - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($) shares	Nov. 30, 2018 shares $ / shares	Jul. 31, 2016 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Shares issued on exercise of options (in shares)	1,280,000	180,000	1,170,000
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares		$ 7.40	$ 8.00		$ 5.70
Share options, expiration period	5 years	33 months	5 years
Share options, fair value assumptions, risk free interest rate range	3 years		3 years
Expected dividend yield	0.00%	0.00%	0.00%
Share options exercised in share-based payment arrangement (in shares)					339,000
Net proceeds from issuance of shares | $				$ 0	$ 52,447
Stock option expense | $				$ 4,700	$ 153
July 2016 and November 2018 grants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options vested (in shares)	1,350,000			1,350,000	1,350,000
Number of share options forfeited in share-based payment arrangement				43,000	43,000
Share options exercised in share-based payment arrangement (in shares)				0	339,000
Net proceeds from issuance of shares | $					$ 1,900
Unrecognized stock compensation expense related to non-vested options | $				$ 0	0
Stock option expense | $				$ 0	$ 0
Weighted average exercise price of share options granted in share based payment arrangement at fair value (in USD per share) | $ / shares		$ 1.53	$ 4.06
July 2016 and November 2018 grants, cash settled
Disclosure of range of exercise prices of outstanding share options [line items]
Share options exercised in share-based payment arrangement (in shares)					130,000
Expense from cash-settled share-based payment transactions | $					$ 300
Number of share options exercisable in share-based payment arrangement (in shares)	0			0	0
December 2021 grant
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares					$ 6.54
Number of share options vested (in shares)				330,000
Number of share options forfeited in share-based payment arrangement				80,000
Share options exercised in share-based payment arrangement (in shares)				0
Number of share options exercisable in share-based payment arrangement (in shares)				330,000
Amortisation from share-based payment transaction | $				$ 4,700	$ 200
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares				$ 7.64
Weighted average share price | $ / shares				$ 12.14
Fair value, share options granted | $	$ 3,300			$ 8,400	3,300
Liabilities from share-based payment transactions | $	200			4,900	200
Intrinsic value of liabilities which has vested | $	$ 0			$ 1,700	$ 0
Share options, first tranche
Disclosure of range of exercise prices of outstanding share options [line items]
Share options, vesting percentage			33.333%
Share options, first tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	12 months		1 year
Share options, vesting percentage	27.50%
Share options, second tranche
Disclosure of range of exercise prices of outstanding share options [line items]
Share options, vesting percentage			33.333%
Share options, second tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	24 months		2 years
Share options, vesting percentage	27.50%
Share options, third tranche
Disclosure of range of exercise prices of outstanding share options [line items]
Share options, vesting percentage			33.333%
Share options, third tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months		3 years
Share options, vesting percentage	45.00%